Payden Emerging Markets Local Bond Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (94%)
Argentina (USD) (0%
)
242,000 Argentine Republic Government International
Bond , 0.75% , 7/09/30 $ 183
Brazil (BRL) (12%
)
7,200,000 Brazil Letras do Tesouro Nacional , 10.36% ,
4/01/25 BRL (a) (b) 1,208
7,500,000 Brazil Letras do Tesouro Nacional , 12.71% ,
7/01/25 BRL (a) (b) 1,218
836,305 Brazil Notas do Tesouro Nacional Serie B ,
6.00% , 8/15/50 BRL (b) 121
22,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/27 BRL (b) 3,561
9,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/29 BRL (b) 1,404
8,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/31 BRL (b) 1,187
8,699
China (CNY) (8%
)
5,500,000 China Government Bond Series 2216 , 2.50% ,
7/25/27 CNY (b) 777
1,400,000 China Government Bond , 2.52% , 8/25/33
CNY (b) 206
9,500,000 China Government Bond , 2.75% , 6/15/29
CNY (b) 1,382
14,450,000 China Government Bond , 2.76% , 5/15/32
CNY (b) 2,151
3,000,000 China Government Bond , 3.02% , 10/22/25
CNY (b) 418
980,000 China Government Bond , 3.19% , 4/15/53
CNY (b) 172
4,790,000 China Government Bond Series 1906 , 3.29% ,
5/23/29 CNY (b) 714
5,820
Colombia (COP) (4%
)
1,673,000,000 Colombian TES Series B , 5.75% , 11/03/27
COP (b) 361
603,000,000 Colombian TES Series B , 6.00% , 4/28/28
COP (b) 128
1,902,100,000 Colombian TES Series B , 7.00% , 3/26/31
COP (b) 377
2,322,800,000 Colombian TES Series B , 7.25% , 10/18/34
COP (b) 421
6,720,200,000 Colombian TES Series B , 7.25% , 10/26/50
COP (b) 975
2,995,000,000 Colombian TES Series B , 9.25% , 5/28/42
COP (b) 567
1,436,000,000 Empresas Publicas de Medellin ESP 144A ,
8.38% , 11/08/27 COP (b) (c) 307
3,136
Czech Republic (CZK) (3%
)
25,960,000 Czech Republic Government Bond Series 125 ,
1.50% , 4/24/40 CZK (b) 748
25,240,000 Czech Republic Government Bond Series 103 ,
2.00% , 10/13/33 CZK (b) 893
16,030,000 Czech Republic Government Bond Series 151 ,
4.90% , 4/14/34 CZK (b) 707
2,348
Principal
or Shares Security Description
Value
(000)
Dominican Republic (DOP) (1%
)
17,200,000 Dominican Republic International Bond 144A ,
10.75% , 6/01/36 DOP (b) (c) $ 293
28,000,000 Dominican Republic International Bond 144A ,
13.63% , 2/03/33 DOP (b) (c) 543
836
Ghana (USD) (1%
)
570,000 Ghana Government International Bond 144A ,
5.00% , 7/03/35 (c) 417
Guatemala (USD) (0%
)
350,000 Guatemala Government Bond 144A , 4.50% ,
5/03/26 (c) 345
Hungary (HUF) (2%
)
298,420,000 Hungary Government Bond Series 30/A ,
3.00% , 8/21/30 HUF (b) 646
29,580,000 Hungary Government Bond Series 41/A ,
3.00% , 4/25/41 HUF (b) 47
175,710,000 Hungary Government Bond Series 35/A ,
7.00% , 10/24/35 HUF (b) 460
1,153
Indonesia (IDR) (9%
)
28,039,000,000 Indonesia Treasury Bond Series FR87 , 6.50% ,
2/15/31 IDR (b) 1,687
8,527,000,000 Indonesia Treasury Bond Series 100 , 6.63% ,
2/15/34 IDR (b) 512
3,733,000,000 Indonesia Treasury Bond Series 103 , 6.75% ,
7/15/35 IDR (b) 225
32,066,000,000 Indonesia Treasury Bond Series FR96 , 7.00% ,
2/15/33 IDR (b) 1,972
9,805,000,000 Indonesia Treasury Bond Series FR97 , 7.13% ,
6/15/43 IDR (b) 603
5,100,000,000 Indonesia Treasury Bond Series FR72 , 8.25% ,
5/15/36 IDR (b) 341
8,511,000,000 Indonesia Treasury Bond Series FR68 , 8.38% ,
3/15/34 IDR (b) 569
4,491,000,000 Indonesia Treasury Bond Series FR79 , 8.38% ,
4/15/39 IDR (b) 304
6,213
Malaysia (MYR) (6%
)
2,160,000 Malaysia Government Bond Series 0307 ,
3.50% , 5/31/27 MYR (b) 485
3,420,000 Malaysia Government Bond Series 0219 ,
3.89% , 8/15/29 MYR (b) 776
5,450,000 Malaysia Government Bond Series 0222 ,
4.70% , 10/15/42 MYR (b) 1,325
2,800,000 Malaysia Government Bond Series 0317 ,
4.76% , 4/07/37 MYR (b) 678
3,200,000 Malaysia Government Bond Series 0418 ,
4.89% , 6/08/38 MYR (b) 788
4,052
Mexico (MXN) (6%
)
4,730,000 America Movil SAB de CV , 9.50% , 1/27/31
MXN (b) 219
8,110,000 America Movil SAB de CV , 10.13% , 1/22/29
MXN (b) 390
7,270,000 Grupo Televisa SAB , 7.25% , 5/14/43 MXN (b) 206
19,280,000 Mexican Bonos Series M , 5.50% , 3/04/27
MXN (b) 862
9,750,000 Mexican Bonos Series M , 7.75% , 11/13/42
MXN (b) 369

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
13,640,000 Mexican Bonos Series M , 8.00% , 11/07/47
MXN (b) $ 520
16,430,000 Mexican Bonos Series M , 8.50% , 5/31/29
MXN (b) 761
17,300,000 Mexican Bonos Series M , 8.50% , 11/18/38
MXN (b) 731
4,058
Paraguay (PYG) (0%
)
2,625,000,000 Paraguay Government International Bond
144A , 7.90% , 2/09/31 PYG (b) (c) 338
Peru (PEN) (5%
)
1,510,000 Banco de Credito del Peru S.A. 144A , 7.85% ,
1/11/29 PEN (b) (c) 429
3,471,000 Peru Government Bond , 5.35% , 8/12/40
PEN (b) 780
565,000 Peru Government Bond 144A , 7.30% , 8/12/33
PEN (b) (c) (d) 160
2,170,000 Peru Government Bond 144A , 7.60% , 8/12/39
PEN (b) (c) (d) 609
4,255,000 Peruvian Government International Bond
144A , 6.90% , 8/12/37 PEN (b) (c) 1,139
3,117
Philippines (PHP) (0%
)
17,000,000 Philippine Government International Bond ,
6.25% , 1/14/36 PHP (b) 288
Poland (PLN) (4%
)
4,960,000 Republic of Poland Government Bond Series
0432 , 1.75% , 4/25/32 PLN (b) 940
3,640,000 Republic of Poland Government Bond Series
1034 , 5.00% , 10/25/34 PLN (b) 841
3,470,000 Republic of Poland Government Bond Series
1033 , 6.00% , 10/25/33 PLN (b) 865
2,646
Romania (RON) (3%
)
1,735,000 Romania Government Bond Series 5Y , 4.25% ,
4/28/36 RON (b) 272
2,530,000 Romania Government Bond Series 15Y , 4.75% ,
10/11/34 RON (b) 427
3,030,000 Romania Government Bond Series 15YR ,
5.80% , 7/26/27 RON (b) 610
4,800,000 Romania Government Bond Series 2Y , 6.30% ,
1/28/26 RON (b) 995
2,304
South Africa (ZAR) (8%
)
3,960,000 Republic of South Africa Government Bond
Series R214 , 6.50% , 2/28/41 ZAR (b) 140
48,840,000 Republic of South Africa Government Bond
Series 2037 , 8.50% , 1/31/37 ZAR (b) 2,213
11,680,000 Republic of South Africa Government Bond
Series 2048 , 8.75% , 2/28/48 ZAR (b) 498
18,910,000 Republic of South Africa Government Bond
Series 2035 , 8.88% , 2/28/35 ZAR (b) 918
34,380,000 Republic of South Africa Government Bond
Series 2040 , 9.00% , 1/31/40 ZAR (b) 1,558
10,320,000 Republic of South Africa Government Bond
Series R186 , 10.50% , 12/21/26 ZAR (b) 574
5,901
South Korea (MXN) (0%
)
5,000,000 Export-Import Bank of Korea Series 19 , 7.93% ,
7/30/26 MXN (b) 235
Principal
or Shares Security Description
Value
(000)
Supranational (COP) (1%
)
2,000,000,000 Corp. Andina de Fomento , 6.77% , 5/24/28
COP (b) (d) $ 419
Supranational (INR) (7%
)
55,000,000 Corp. Andina de Fomento , 8.25% , 4/26/34
INR (b) 653
122,000,000 European Bank for Reconstruction &
Development , 6.75% , 3/14/31 INR (b) 1,398
121,000,000 Inter-American Development Bank , 7.00% ,
4/17/33 INR (b) 1,408
48,000,000 Inter-American Development Bank , 7.00% ,
8/08/33 INR (b) 558
47,000,000 Inter-American Development Bank , 7.35% ,
10/06/30 INR (b) 553
31,500,000 International Bank for Reconstruction &
Development , 6.85% , 4/24/28 INR (b) 364
4,934
Supranational (MXN) (0%
)
7,500,000 Corp. Andina de Fomento , 6.82% , 2/22/31
MXN (b) (d) 303
Thailand (THB) (6%
)
46,020,000 Thailand Government Bond , 1.59% , 12/17/35
THB (b) 1,269
15,590,000 Thailand Government Bond , 2.00% , 12/17/31
THB (b) 458
17,570,000 Thailand Government Bond , 2.00% , 6/17/42
THB (b) 477
13,310,000 Thailand Government Bond , 2.88% , 6/17/46
THB (b) 401
21,500,000 Thailand Government Bond , 3.30% , 6/17/38
THB (b) 698
36,355,000 Thailand Government Bond , 3.45% , 6/17/43
THB (b) 1,199
4,502
Turkey (TRY) (3%
)
43,915,000 Turkiye Government Bond Series 5Y , 17.30% ,
7/19/28 TRY (b) 953
36,225,000 Turkiye Government Bond Series 10Y , 17.80% ,
7/13/33 TRY (b) 761
11,080,000 Turkiye Government Bond Series 2Y , 36.00% ,
8/12/26 TRY (b) 312
2,026
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A , 6.50% ,
2/20/31 IDR (b) (c) 518
United Kingdom (NGN) (0%
)
316,800,000 HSBC Bank PLC 144A , 21.67% , 3/10/25
NGN (a) (b) (c) 209
United States (EGP) (1%
)
10,000,000 Citigroup Global Markets Holdings Inc. 144A ,
31.77% , 6/12/25 EGP (a) (b) (c) 183
30,125,013 Citigroup Global Markets Holdings Inc. 144A ,
32.55% , 3/13/25 EGP (a) (b) (c) 586
769
United States (IDR) (1%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A , 9.50% ,
7/17/31 IDR (b) (c) 444

Principal
or Shares Security Description
Value
(000)
United States (NGN) (2%
)
339,000,000 Citigroup Global Markets Holdings Inc. 144A ,
22.84% , 3/10/25 NGN (a) (b) (c) $ 224
1,589,873,418 Citigroup Global Markets Holdings Inc. 144A ,
25.99% , 3/10/25 NGN (a) (b) (c) 1,050
416,000,000 Citigroup Global Markets Holdings Inc. 144A ,
27.21% , 11/06/25 NGN (a) (b) (c) 233
1,507
Uruguay (UYU) (0%
)
8,648,522 Uruguay Government International Bond ,
3.40% , 5/16/45 UYU (b) 202
5,570,000 Uruguay Government International Bond ,
8.25% , 5/21/31 UYU (b) 120

Total Bonds
(Cost - $71,154) 68,042
Principal
or Shares Security Description
Value
(000)
Investment Company (2%)
1,099,433 Payden Cash Reserves Money Market Fund *
(Cost - $ 1,099 ) $ 1,099
Total Investments (Cost - $72,253)  (96%)
69,141
Other Assets, net of Liabilities ( 4% )
3,200
Net Assets (100%)
$ 72,341
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CLP 1,611,968
USD  1,626 BNP PARIBAS 04/30/2025 $ 16
CZK 12,680
USD  518 BNP PARIBAS 03/11/2025 4
EUR 1,010
USD  1,041 Morgan Stanley 03/19/2025 10
HUF 343,700
USD  861 BNP PARIBAS 03/11/2025 11
MYR 11,033
USD  2,459 Morgan Stanley 04/24/2025 23
PEN 6,715
USD  1,792 HSBC Bank USA, N.A. 02/13/2025 11
THB 19,030
USD  554 Barclays Bank PLC 02/13/2025 12
THB 70,710
USD  2,035 Barclays Bank PLC 02/13/2025 66
TRY 4,134
USD  111 Barclays Bank PLC 02/11/2025 4
USD 40
RON  189 Barclays Bank PLC 03/18/2025 –
USD 751
PLN  3,004 BNP PARIBAS 02/10/2025 12
USD 43
CZK  1,020 BNP PARIBAS 03/11/2025 1
USD 658
EUR  631 BNP PARIBAS 03/19/2025 1
USD 201
IDR  3,276,000 BNP PARIBAS 04/15/2025 1
USD 149
MXN  3,040 Goldman Sachs & Co. 03/21/2025 3
USD 1,971
CNH  14,167 HSBC Bank USA, N.A. 02/10/2025 36
USD 3,154
BRL  18,345 HSBC Bank USA, N.A. 02/12/2025 26
USD 2,201
EUR  1,966 HSBC Bank USA, N.A. 03/19/2025 157
USD 348
CZK  8,420 Morgan Stanley 03/11/2025 1

Liabilities:
BRL 1,300 USD  222 Morgan Stanley 02/12/2025 (1)
CLP 1,611,968 USD  1,758 Barclays Bank PLC 02/04/2025 (114)
CNH 11,408 USD  1,620 HSBC Bank USA, N.A. 02/10/2025 (61)
COP 1,320,000 USD  311 BNP PARIBAS 04/14/2025 –
CZK 16,620 USD  702 BNP PARIBAS 03/11/2025 (17)
CZK 8,320 USD  348 HSBC Bank USA, N.A. 03/11/2025 (5)
CZK 1,900 USD  79 Morgan Stanley 03/11/2025 –
EUR 185 USD  192 BNP PARIBAS 03/19/2025 –
EUR 17 USD  18 HSBC Bank USA, N.A. 03/19/2025 –
HUF 151,700 USD  387 BNP PARIBAS 03/11/2025 (3)
IDR 16,733,000 USD  1,029 BNP PARIBAS 04/15/2025 (5)
INR 41,830 USD  484 Morgan Stanley 04/15/2025 (3)
KZT 110,900 USD  224 Barclays Bank PLC 02/12/2025 (11)
KZT 265,100 USD  543 BNP PARIBAS 02/12/2025 (34)
MXN 15,550 USD  751 BNP PARIBAS 03/21/2025 (6)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
MXN 31,800 USD  1,542 Goldman Sachs & Co. 03/21/2025 (19)
MXN 10,360 USD  504 Goldman Sachs & Co. 03/21/2025 (8)
MYR 2,551 USD  576 Barclays Bank PLC 04/24/2025 (2)
PLN 11,756 USD  2,967 BNP PARIBAS 02/10/2025 (77)
PLN 850 USD  211 HSBC Bank USA, N.A. 02/10/2025 (2)
RON 6,025 USD  1,273 Barclays Bank PLC 03/18/2025 (19)
RON 353 USD  74 BNP PARIBAS 03/18/2025 (1)
USD 239 TRY  8,697 Barclays Bank PLC 02/11/2025 (2)
USD 283 PHP  16,550 Barclays Bank PLC 02/12/2025 (1)
USD 1,006 THB  34,720 Barclays Bank PLC 02/13/2025 (26)
USD 1,626 CLP  1,611,968 BNP PARIBAS 02/04/2025 (17)
USD 635 HUF  253,300 BNP PARIBAS 03/11/2025 (7)
USD 1,159 RON  5,578 BNP PARIBAS 03/18/2025 (2)
USD 1,698 COP  7,423,000 BNP PARIBAS 04/14/2025 (50)
USD 40 ZAR  770 BNP PARIBAS 04/14/2025 (1)
USD 674 INR  58,810 BNP PARIBAS 04/15/2025 (1)
USD 3,128 PEN  11,781 HSBC Bank USA, N.A. 02/13/2025 (35)
USD 276 PEN  1,040 HSBC Bank USA, N.A. 02/13/2025 (4)
USD 1,066 BRL  6,576 Morgan Stanley 02/12/2025 (55)
(589)
Net Unrealized Appreciation (Depreciation)
$(194)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year Interest Rate Swap, Receive Fixed 9.07% 28 Days, Pay
Variable 10.00% (MXIBTIEF) 28 Days 11/23/2026 MXN 90,000 $26 $– $26
2-Year Interest Rate Swap, Receive Fixed 9.15% 28 Days, Pay
Variable 10.00% (MXIBTIEF) 28 Days 11/19/2026 MXN 88,780 31 – 31
5-Year Interest Rate Swap, Receive Fixed 1.48% Quarterly,
Pay Variable 2.3276% (CNRR007) Quarterly 01/17/2030 CNY 8,650 (1) – (1)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly,
Pay Variable 1.9856% (CNRR007) Quarterly 08/09/2029 CNY 2,230 4 – 4
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly,
Pay Variable 1.90% (CNRR007) Quarterly 04/25/2027 CNY 3,740 11 – 11
$71 $– $71